Other income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Analysis of income and expense [abstract]
ERS Revenue	$ 3,090	$ 399	$ 6,121	$ 926
Insurance income	0	0	1,699	0
Other income	185	0	531	0
Total other income	$ 3,275	$ 399	$ 8,351	$ 926